Other current assets	12 Months Ended
Mar. 31, 2014
Other current assets

8. Other current assets:

Other current assets as of March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Other receivable	¥13,740	¥13,906
Deferred tax assets (Note 16)	12,787	10,434
Costs on uncompleted construction contracts	5,799	9,572
Prepaid expenses	4,079	5,225
Other	11,954	8,926

	¥48,359	¥48,063

“Other” primarily consists of taxes receivable.